Borrowings (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	Jan. 27, 2017	Feb. 28, 2017	Mar. 23, 2018	Apr. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Debt Instrument [Line Items]
Amount drawn down					$ 70,392	$ 49,764
Outstanding Amount					1,035,717		$ 1,077,687
Amount outstanding					$ 964,217		1,077,687
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage					106.094%
Amount outstanding					$ 670,000		670,000
Existing 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date					Nov. 13, 2013
Debt instrument face amount					$ 610,000
Fixed rate					8.125%
Maturity date					Nov. 15, 2021
Additional 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date					Nov. 13, 2013
Debt instrument face amount					$ 60,000
Debt instrument, Original issue price percentage					103.25%
Redemption upon the occurence of certain change of control events | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage					101.00%
Subsidiaries
Debt Instrument [Line Items]
Ownreship percentage					100.00%
Credit Facilities
Debt Instrument [Line Items]
Repayment frequency					semi-annual or quarterly
Interest rate description					LIBOR plus spread
Other long-term debt					$ 365,717
Maturity Date Range, Start					Jun. 30, 2019
Maturity Date Range, End					Apr. 30, 2024
Credit Facilities | Minimum
Debt Instrument [Line Items]
Loan margin percentage					2.30%
Credit Facilities | Maximum
Debt Instrument [Line Items]
Loan margin percentage					3.05%
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Line of credit facility issuance date					Apr. 07, 2010
Line of credit facility maximum borrowing capacity					$ 150,000
Number of loan tranches					6
Amount of each tranche					$ 25,000
Repayment installments					12
Repayment frequency					semi-annual
Repayment amount					$ 750
Balloon payment on the last repayment date					$ 16,000
Interest rate description					LIBOR plus 250 bps
Loan margin percentage					2.50%
Repayments of Lines of Credit	$ 16,000			$ 69,250
Amount outstanding					$ 0		71,500
Debt write off					19
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches | Minimum
Debt Instrument [Line Items]
Repayment amount					435
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches | Maximum
Debt Instrument [Line Items]
Repayment amount					$ 1,896
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche
Debt Instrument [Line Items]
Repayment installments					16
Repayment frequency					quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche | Minimum
Debt Instrument [Line Items]
Repayment amount					$ 709
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche | Maximum
Debt Instrument [Line Items]
Repayment amount					$ 803
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Line of credit facility issuance date					Nov. 30, 2015
Line of credit facility maximum borrowing capacity					$ 125,000
Number of loan tranches					5
Line of credit facility maturity date					Dec. 31, 2020
Interest rate description					LIBOR plus 295 bps
Loan margin percentage					2.95%
Amount outstanding					$ 50,682		$ 82,327
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Nave Equinox and Nave Pyxis
Debt Instrument [Line Items]
Deferred charges written-off			$ 297
Early repayment of debt			$ 26,770
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches
Debt Instrument [Line Items]
Number of loan tranches					4
Repayment installments					20
Repayment frequency					quarterly
Leasing company
Debt Instrument [Line Items]
Line of credit facility issuance date					Mar. 31, 2018
Line of credit facility maximum borrowing capacity					$ 71,500
Amount drawn down				$ 71,500
Outstanding Amount					$ 71,500
Repayment installments					24
Repayment frequency					quarterly
Repayment amount					$ 1,490
Balloon payment on the last repayment date					$ 35,750
Line of credit facility maturity date					Apr. 30, 2024
Interest rate description					LIBOR plus 305 bps
Loan margin percentage					3.05%
ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Line of credit facility issuance date					Feb. 28, 2017
Amount drawn down		$ 26,650
Deferred charges written-off					$ 697
Line of credit facility maturity date					Feb. 28, 2018
Interest rate description					LIBOR plus 400 bps
Loan margin percentage					4.00%
Early repayment of debt					$ 26,000
HSH Nordbank AG
Debt Instrument [Line Items]
Line of credit facility issuance date					Jun. 30, 2017
Line of credit facility maximum borrowing capacity					$ 24,000
Outstanding Amount					$ 21,712
Repayment installments					17
Repayment frequency					quarterly
Repayment amount					$ 572
Line of credit facility maturity date					Sep. 30, 2021
Interest rate description					LIBOR plus 300 bps
Loan margin percentage					3.00%